Borrowings (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Borrowings

	June 30, 2017	December 31, 2016
Term Loan B facility	$ 399,937	$ 386,292
Credit facilities	94,375	141,805

Total borrowings	$ 494,312	$ 528,097
Less: Long-term unamortized discount	(12,611)	(1,471)
Less: Current portion of long-term debt, net	(36,170)	(74,031)
Less: Deferred financing costs, net	(6,684)	(2,850)

Long-term debt, net	$ 438,847	$ 449,745

Maturities of Long Term Debt

Year	Amount
2018	$ 43,019
2019	49,962
2020	30,990
2021	370,341
2022	—
2023 and thereafter	—

$ 494,312